Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Investment (Detail) $ in Millions	12 Months Ended
Oct. 31, 2019 CAD ($)
Corporate equity [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,984
Corporate equity [member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	5x
Corporate equity [member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	16x
Loan [Member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,736
Loan [Member] | Bottom of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values	0.70%
Loan [Member] | Top of range [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discount range of input values	1.15%
NHA MBS US Agency MBS And CMO [member] | Valued using models (without observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 538
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	(5.91)
Discounted cash flows and Prepayment rate cahnges in percentage	2.00%
NHA MBS US Agency MBS And CMO [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Comparability adjustment	8.57
Discounted cash flows and Prepayment rate cahnges in percentage	30.00%